Fair Value Measurements - Schedule of Changes in the Fair Value of Financial Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year	$ 713,128	$ 7,350,083	$ 6,921,000
Initial fair value at issuance		7,213,234	325,567
Conversion	821,069		(10,712,270)
Additions to principal			442,500
Interest accrued	11,243		2,089,675
Issuance discount			(8,696)
Settlement of Extension Note		(33,000)
Repayment on Notes		(152,998)	(77,778)
Write-off			(80,000)
Gain on change in fair value / extinguishment of debt			1,813,130
(Gain) Loss due to extinguishment of debt		(5,000)
Shares issued upon conversions of portion of notes		(1,287,657)
(Gain) Loss on change in fair value		(6,163,662)
Fair value as of end of the year	902,416	6,921,000	713,128
Extension Note Bifurcated Derivative [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year		33,000	0
Initial fair value at issuance		0
Settlement of Extension Note		(33,000)
Repayment on Notes		0
(Gain) Loss due to extinguishment of debt		0
Shares issued upon conversions of portion of notes		0
(Gain) Loss on change in fair value		0
Fair value as of end of the year		0
Exchange Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year	0	6,155,925	1,499,000
Initial fair value at issuance		0	0
Conversion			(1,739,840)
Additions to principal			0
Interest accrued			222,189
Issuance discount			0
Settlement of Extension Note		0
Repayment on Notes		(61,429)	0
Write-off			0
Gain on change in fair value / extinguishment of debt			18,651
(Gain) Loss due to extinguishment of debt		0
Shares issued upon conversions of portion of notes		(1,067,740)
(Gain) Loss on change in fair value		(3,527,756)
Fair value as of end of the year		1,499,000	0
Quantum Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year	351,307	0	3,248,000
Initial fair value at issuance		4,618,234	0
Conversion			(4,936,550)
Additions to principal			380,000
Interest accrued			1,197,203
Issuance discount			0
Settlement of Extension Note		0
Repayment on Notes		0	0
Write-off			0
Gain on change in fair value / extinguishment of debt			462,654
(Gain) Loss due to extinguishment of debt		0
Shares issued upon conversions of portion of notes		0
(Gain) Loss on change in fair value		(1,370,234)
Fair value as of end of the year		3,248,000	351,307
Additional Bridge Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year		466,646	0
Initial fair value at issuance		0
Settlement of Extension Note		0
Repayment on Notes		(52,680)
(Gain) Loss due to extinguishment of debt		0
Shares issued upon conversions of portion of notes		(140,417)
(Gain) Loss on change in fair value		(273,549)
Fair value as of end of the year		0
Equity Line Of Credit [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year	0	694,512	80,000
Initial fair value at issuance		0	0
Conversion			0
Additions to principal			0
Interest accrued			0
Issuance discount			0
Settlement of Extension Note		0
Repayment on Notes		0	0
Write-off			(80,000)
Gain on change in fair value / extinguishment of debt			0
(Gain) Loss due to extinguishment of debt		0
Shares issued upon conversions of portion of notes		0
(Gain) Loss on change in fair value		(614,512)
Fair value as of end of the year		80,000	0
Equity Line Of Credit, Commitment Fee Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year		0	0
Initial fair value at issuance		595,000
Settlement of Extension Note		0
Repayment on Notes		0
(Gain) Loss due to extinguishment of debt		(5,000)
Shares issued upon conversions of portion of notes		(79,500)
(Gain) Loss on change in fair value		(510,500)
Fair value as of end of the year		0
September 2024 Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year	0	0	2,094,000
Initial fair value at issuance		2,000,000	0
Conversion			(3,732,827)
Additions to principal			0
Interest accrued			629,592
Issuance discount			0
Settlement of Extension Note		0
Repayment on Notes		(38,889)	(77,778)
Write-off			0
Gain on change in fair value / extinguishment of debt			1,087,013
(Gain) Loss due to extinguishment of debt		0
Shares issued upon conversions of portion of notes		0
(Gain) Loss on change in fair value		132,889
Fair value as of end of the year		2,094,000	0
March 2025 Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year	0		0
Initial fair value at issuance			108,696
Conversion			(303,053)
Additions to principal			0
Interest accrued			23,350
Issuance discount			(8,696)
Repayment on Notes			0
Write-off			0
Gain on change in fair value / extinguishment of debt			179,703
Fair value as of end of the year		0	0
May 2025 Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year	361,821		0
Initial fair value at issuance			216,871
Conversion	299,348		0
Additions to principal			62,500
Interest accrued	0		17,341
Issuance discount			0
Repayment on Notes			0
Write-off			0
Gain on change in fair value / extinguishment of debt			65,109
Fair value as of end of the year	$ 0	$ 0	$ 361,821